Income Tax - Summary of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Current income tax expense
Related to current year	$ 148.2	$ 113.5
Related to prior years	(1.0)	1.8
Total current income tax expense	147.2	115.3
Deferred income tax expense (recovery)
Temporary differences	(13.4)	(24.6)
Effect of income tax rate changes on deferred income taxes	(0.6)	1.6
Increase (decrease) in valuation allowance	1.9	9.3
Total deferred income tax expense	(12.1)	(13.7)
Income tax expense	$ 135.1	$ 101.6